Capital Stock (Details 1) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 28, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Sale of shares pursuant to registered direct offering (in shares)				9,090,911
Sale of shares pursuant to October 2010 equity purchase agreement (in shares)				450,000	4,350,000
Sale of shares pursuant to February 2013 equity purchase agreement (in shares)			(3,750,000)	1,500,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement (in shares)			(43,865)	390,261
Issuance of shares for conversion of 4% Convertible Notes (in shares)			540,000	1,600,219
Issuance of shares for release of security interest in patents (in shares)				250,000
Issuance of shares to Class 4A Equity shareholder pursuant to June 2002 Reorganization Plan (in shares)				27,000
Issuance of shares in lieu of cash for consultants				37,500	17,500
Other				10,578
Totals			14,161,878	13,356,469	38,272,094
Sale of shares pursuant to registered direct offering				$ 4,557,188
Sale of shares pursuant to October 2010 equity purchase agreement				303,000	4,493,902
Sale of shares pursuant to February 2013 equity purchase agreement			(1,754,565)	601,944
Totals			3,666,260	5,462,132	13,560,862
Proceeds from Issuance of Private Placement	5,000,000	5,000,000
Exercise of options issued under the Long-Term Incentive Plan					35,602
Exercise of options issued under the Long-Term Incentive Plan					15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares					76,461
Partial conversion of 4% Convertible Notes			540,000	1,600,219
Sale of shares pursuant to private offering					4,231,192
Acquisition Of Aldagen [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement					5,000,000
Convertible Notes Payable [Member]
Schedule of Equity Method Investments [Line Items]
Issuance of shares for conversion of 4% Convertible Notes (in shares)					1,062,500
Partial conversion of 4% Convertible Notes					1,062,500
August Two Thousand and Eight Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Warrant Exercises					584,672
Class Of Warrant Or Right Excercised During Period					584,672
August Two Thousand and Nine Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Warrant Exercises					213,674
Class Of Warrant Or Right Excercised During Period					418,968
April Two Thousand and Ten Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Warrant Exercises					1,521,028
Class Of Warrant Or Right Excercised During Period					2,833,493
Guarantor Two Thousand and Ten Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Warrant Exercises					715,734
Class Of Warrant Or Right Excercised During Period					1,333,334
October Two Thousand and Ten Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement					179,701
Proceeds from Warrant Exercises					225,000
Class Of Warrant Or Right Excercised During Period					375,000
Guarantor Two Thousand and Eleven Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Warrant Exercises					$ 791,667
Class Of Warrant Or Right Excercised During Period					1,583,335
Series D Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Conversion of Convertible Preferred shares					7,460,350
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares					330,000
Series E Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Conversion of Convertible Preferred shares					13,399,986